Document and Entity Information	Jun. 22, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001524472
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	XYLEM INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, Address Line One	1 International Drive
Entity Address, City or Town	Rye Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	(914)
Local Phone Number	323-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2023
Trading Symbol	XYL23
Security Exchange Name	NYSE